Details of Significant Accounts (Tables)	12 Months Ended
Dec. 31, 2025
Details of Significant Accounts
Schedule of cash and cash equivalents	Cash and cash equivalents

	December 31, 2024	December 31, 2025
Checking accounts	$3,651	$3,006
Demand deposits	17,246	25,010
Time deposits	106,000	97,700
Others	224	260
	$127,121	$125,976

Schedule of current financial assets	Financial assets at fair value through profit or loss

	December 31, 2024	December 31, 2025
Current items:
Financial assets mandatorily measured at fair value through profit and loss
Money market funds	$2,746	$—
A.Amounts recognized in profit or loss in relation to financial assets at fair value through profit or loss are as follows:

	Years ended December 31,
	2023	2024	2025
Financial assets mandatorily measured at fair value through profit and loss
Money market funds	$—	$—	$51
Financial assets at amortized cost

	December 31, 2024	December 31, 2025
Current items:
Time deposits with maturities over three months	$36,000	$36,300
Non-current items:
US Treasury	$—	$10,173
A.Amounts recognized in profit or loss in relation to financial assets at amortized cost are listed below:

	Years ended December 31,
	2023	2024	2025
Interest income from financial assets at amortized cost	$5,309	$1,898	$1,541
B.The counterparties of the Group's time deposits are financial institutions with high credit quality, so the Group expects that the probability of counterparty default is remote. As of December 31, 2025, 100% of current financial assets at amortized cost are denominated in U.S. Dollars.
C.As at December 31, 2024 and 2025, without taking into account any collateral held or other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the financial assets at amortized cost held by the Group was $36,000 and $46,473, respectively.
D.The Group has no financial assets at amortized cost pledged to others.
E.Information relating to credit risk of financial assets at amortized cost is provided in Note 12(2).
Movements in relation to the Group applying the modified approach to provide loss allowance for accounts receivable is as follows:

	2024	2025
	Accounts receivable	Accounts receivable
At January 1	$—	$266
Provision for impairment	1,373	75
Write-offs	(1,107)	(160)
At December 31	$266	$181

Schedule of accounts receivable	Accounts receivable

	December 31, 2024	December 31, 2025
Accounts receivable	$8,168	$7,748
Less: Allowance for expected credit losses (Note)	(266)	(181)
	$7,902	$7,567
Note. For movements in the allowance for expected credit losses, please refer to Note 12(2) Credit risk for details.

Schedule of ageing analysis of accounts receivable	The aging analysis of accounts receivable is as follows:

	December 31, 2024	December 31, 2025
Not past due	$7,535	$7,124
Up to 30 days	261	75
31 to 90 days	213	149
91 to 180 days	65	286
Over 181 days	94	114
Less: Allowance for expected credit losses	(266)	(181)
	$7,902	$7,567
As of December 31, 2024 and 2025, the provision matrix is as follows:

December 31, 2024	Not past due	Up to 30 days past due	31~90 days past due	91~180 days past due	Over 181 days past due	Total
rate	0.11%~0.32%	6.48%~30.86%	8.36%~42.53%	22.69%~97.44%	100%
Total book value	$7,535	$261	$213	$65	$94	$8,168
Loss allowance	12	49	76	35	94	266

December 31, 2025	Not past due	Up to 30 days past due	31~90 days past due	91~180 days past due	Over 181 days past due	Total
rate	0%~0.20%	0.15%~15.58%	0.31%~33.48%	0.63%~100.00%	100%
Total book value	$7,124	$75	$149	$286	$114	$7,748
Loss allowance	3	6	38	20	114	181

Schedule of other current assets	Other current assets

	December 31, 2024	December 31, 2025
Prepaid expenses	$2,433	$2,041
Others	89	97
	$2,522	$2,138

Schedule of property, plant and equipment	Property, plant and equipment

	2024
	Leasehold improvements	Machinery	Office equipment	Total
At January 1
Cost	$675	$729	$53	$1,457
Accumulated depreciation	(553)	(488)	(36)	(1,077)
	$122	$241	$17	$380
Opening net book amount	$122	$241	$17	$380
Additions	69	323	—	392
Depreciation expense	(70)	(142)	(6)	(218)
Closing net book amount	$121	$422	$11	$554
At December 31
Cost	$744	$1,052	$53	$1,849
Accumulated depreciation	(623)	(630)	(42)	(1,295)
	$121	$422	$11	$554

	2025
	Leasehold improvements	Machinery	Office equipment	Total
At January 1
Cost	$744	$1,052	$53	$1,849
Accumulated depreciation	(623)	(630)	(42)	(1,295)
	$121	$422	$11	$554
Opening net book amount	$121	$422	$11	$554
Additions	—	422	3	425
Acquired from business combinations	—	28	—	28
Cost of disposals	—	(14)	—	(14)
Accumulated depreciation on disposals	—	11	—	11
Depreciation expense	(83)	(223)	(4)	(310)
Net exchange differences	—	1	—	1
Closing net book amount	$38	$647	$10	$695
At December 31
Cost	$744	$1,568	$56	$2,368
Accumulated depreciation	(706)	(921)	(46)	(1,673)
	$38	$647	$10	$695

Schedule of movements of right-of-use assets	The movements of right-of-use assets of the Group are as follows:

	2024
	Buildings	Business vehicles	Total
At January 1
Cost	$942	$202	$1,144
Accumulated depreciation	(237)	(60)	(297)
	$705	$142	$847
Opening net book amount	$705	$142	$847
Additions	82	85	167
Depreciation expense	(422)	(107)	(529)
Closing net book amount	$365	$120	$485
At December 31
Cost	$1,024	$287	$1,311
Accumulated depreciation	(659)	(167)	(826)
	$365	$120	$485

	2025
	Buildings	Business vehicles	Total
At January 1
Cost	$1,024	$287	$1,311
Accumulated depreciation	(659)	(167)	(826)
	$365	$120	$485
Opening net book amount	$365	$120	$485
Additions	620	123	743
Cost of derecognition	—	(151)	(151)
Derecognized accumulated depreciation	—	143	143
Depreciation expense	(439)	(122)	(561)
Closing net book amount	$546	$113	$659
At December 31
Cost	$1,644	$259	$1,903
Accumulated depreciation	(1,098)	(146)	(1,244)
	$546	$113	$659

Schedule of lease liabilities relating to lease contracts	Lease liabilities relating to lease contracts:

	December 31, 2024	December 31, 2025
Total lease liabilities	$510	$683
Less: current portion (shown as ‘current lease liabilities’)	(402)	(444)
	$108	$239

Schedule of information on profit and loss accounts relating to lease contracts	The information on profit and loss accounts relating to lease contracts is as follows:

	Years ended December 31,
	2023	2024	2025
Items affecting profit or loss
Interest expense on lease liabilities	$15	$18	$16
Expense on short-term lease contracts	352	348	306
	$367	$366	$322

Schedule of intangible assets	Intangible assets

	2024
	Software	Other intangible assets	Total
At January 1
Cost	$137	$89	$226
Accumulated amortization	(68)	(81)	(149)
	$69	$8	$77
Opening net book amount	$69	$8	$77
Additions	6	—	6
Cost of disposals	(29)	(74)	(103)
Accumulated amortization on disposals	29	74	103
Amortization charge	(46)	(5)	(51)
Closing net book amount	$29	$3	$32
At December 31
Cost	$114	$15	$129
Accumulated amortization	(85)	(12)	(97)
	$29	$3	$32

	2025
	Goodwill	Unpatented technology	Software	Other intangible assets	Total
At January 1
Cost	$—	$—	$114	$15	$129
Accumulated amortization and impairment	—	—	(85)	(12)	(97)
	$—	$—	$29	$3	$32
Opening net book amount	$—	$—	$29	$3	$32
Acquired from business combinations	4,739	1,760	—	—	6,499
Cost of disposals	—	—	(43)	(15)	(58)
Accumulated amortization on disposals	—	—	43	15	58
Amortization charge	—	(117)	(25)	(3)	(145)
Impairment loss	(1,965)	—	—	—	(1,965)
Closing net book amount	$2,774	$1,643	$4	$—	$4,421
At December 31
Cost	$4,739	$1,760	$71	$—	$6,570
Accumulated amortization and impairment	(1,965)	(117)	(67)	—	(2,149)
	$2,774	$1,643	$4	$—	$4,421

Schedule of amortization on intangible assets	Details of amortization on intangible assets are as follows:

	Years ended December 31,
	2023	2024	2025
Cost of sales and services	$—	$—	$117
Research and development expenses	75	51	28
	$75	$51	$145

Schedule of impairment loss	The Group recognized impairment loss for the year ended December 31, 2025 was $1,965. Details of such loss is as follow:

	Year ended December 31, 2025
	Recognized in profit or loss	Recognized in other comprehensive income
Impairment loss on goodwill	$1,965	$—

Schedule of discount rates

	Discount rates
	Decrease 0.5%	Increase 0.5%
December 31, 2025
Effects on value in use	$170	$(161)

Schedule of financial liabilities at fair value through profit or loss	Financial liabilities at fair value through profit or loss

	December 31, 2024	December 31, 2025
Financial liabilities designated as at fair value through profit or loss
Non-current items:
Warrant liabilities	$1,793	$419

Schedule of amounts recognized in profit or loss and other comprehensive income in relation to financial liabilities at fair value through profit or loss	Amounts recognized in profit or loss in relation to financial liabilities at fair value through profit or loss are as follows:

	Years ended December 31,
	2023	2024	2025
Net gains (losses) recognized in profit or loss
Warrant liabilities	$1,641	$(227)	$1,374
Earnout liabilities (Note)	—	—	158
	$1,641	$(227)	$1,532
The amounts presented above are recognized under “Gains (losses) on financial liabilities at fair value through profit or loss” and included within other gains and losses. See Note 6(21) for further details and reconciliation.
Note: Earnout liabilities please refer to Note 6(28) for details of business combinations.

Schedule of other payables	Other payables

	December 31, 2024	December 31, 2025
Employee bonus	$4,593	$5,325
Payroll	2,441	2,958
Promotional fees	1,496	1,759
Platform fees	969	951
Professional service fees	1,198	756
Remuneration to directors	115	115
Sales VAT payables	204	157
Post and telecommunications expenses	271	291
Others	369	519
	$11,656	$12,831

Schedule of provisions	Provisions

	2024	2025
	Warranty	Warranty
At January 1	$2,394	$1,899
Additional provisions	581	405
Used during the year	(1,030)	(1,254)
Net exchange differences	(46)	11
At December 31	$1,899	$1,061

Schedule of analysis of total provisions	Analysis of total provisions:

	December 31, 2024	December 31, 2025
Current	$1,899	$1,061

Schedule of net defined benefit liability amounts recognized in the balance sheet	The amounts recognized in the balance sheet are as follows:

	December 31, 2024	December 31, 2025
Present value of defined benefit obligations	$(61)	$(83)
Fair value of plan assets	15	19
Net defined benefit liability	$(46)	$(64)

Schedule of movements in net defined benefit liability	Movements in net defined benefit liability are as follows:

	2024
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
At January 1	$(92)	$13	$(79)
Current service cost	(4)	—	(4)
Interest (expense) income	(1)	—	(1)
	(97)	13	(84)
Remeasurements:
Return on plan assets	—	1	1
Change in demographic assumptions	5	—	5
Change in financial assumptions	5	—	5
Experience adjustments	20	—	20
	30	1	31
Pension fund contribution	—	2	2
Net exchange differences	6	(1)	5
At December 31	$(61)	$15	$(46)

	2025
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
At January 1	$(61)	$15	$(46)
Current service cost	(1)	—	(1)
Interest (expense) income	(1)	—	(1)
	(63)	15	(48)
Remeasurements:
Return on plan assets	—	1	1
Change in demographic assumptions	(4)	—	(4)
Change in financial assumptions	(4)	—	(4)
Experience adjustments	(9)	—	(9)
	(17)	1	(16)
Pension fund contribution	—	2	2
Net exchange differences	(3)	1	(2)
At December 31	$(83)	$19	$(64)

Schedule of principal actuarial assumptions and effect on present value of defined benefit obligation	The principal actuarial assumptions used were as follows:

	Years ended December 31,
	2024	2025
Discount rate	1.80%	1.55%
Future salary increases	3.00%	3.00%
The analysis was as follows:

	Discount rate		Future salary increases
	Increase	Decrease	Increase	Decrease
	0.25%	0.25%	0.25%	0.25%
December 31, 2024
Effect on present value of defined benefit obligation	$(3)	$4	$4	$(3)
December 31, 2025
Effect on present value of defined benefit obligation	$(4)	$5	$5	$(4)

Schedule of analysis of timing of the future pension payment	The expected timing of the future pension payment was as follows:

Within 1 year	$—
1-5 year(s)	—
Over 5 years	118
$118

Schedule of terms and condition	For the years ended December 31, 2024 and 2025, the Group’s Share Incentive Plan’s terms and condition are as follows:

Plan	Type of arrangement	Settled by	Maximum terms of option granted	Vesting conditions
Share Incentive Plan	Employee stock options	Equity	Five years	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%

Schedule of movements of outstanding options under share incentive plan	Movements of outstanding options under Share Incentive Plan are as follows:

	2024		2025
	No. of options (units in thousands)	Weighted- average exercise price per share (in dollars)	No. of options (units in thousands)	Weighted- average exercise price per share (in dollars)
Options outstanding at January 1	4,073	$4.47	3,877	$4.44
Options granted	50	2.21	35	1.84
Options forfeited	(246)	4.48	(214)	4.50
Options outstanding at December 31	3,877	4.44	3,698	4.42
Options exercisable at December 31	894	3.95	2,230	4.37

Schedule of fair value of stock options granted on grant date measured using the black-scholes option-pricing model	The fair value of stock options granted on grant date is measured using the Black-Scholes option-pricing model. Relevant information is as follows:

Plan	Grant date	Units granted (in thousands)	Stock price per share (in dollars)	Exercise price per share (in dollars)	Expected price volatility (Note ii)	Expected option life	Expected dividends	Risk-free interest rate	Fair value per unit (in dollars)
Share Incentive Plan	2022.01.21 (Note i)	2,143	$5.39	$3.95	53.75%	3.88	0.00%	1.46%	$2.7637
	2023.01.03	8	7.20	7.20	64.85%	3.87	0.00%	4.07%	3.7198
	2023.05.23	2,260	4.93	4.93	69.15%	3.88	0.00%	3.90%	2.6615
	2023.08.21	7	4.00	3.916	70.65%	3.88	0.00%	4.64%	2.2411
	2023.11.02	5	2.43	2.43	70.37%	3.88	0.00%	4.77%	1.3487
	2024.05.27	5	2.13	2.13	72.67%	3.88	0.00%	4.65%	1.2069
	2024.12.23	45	2.26	2.22	74.64%	3.87	0.00%	4.46%	1.3100
	2025.05.01	35	1.84	1.84	79.57%	3.88	0.00%	3.77%	1.0973
Note i: Stock price, exercise price and fair value of stock option granted on January 21, 2022 were adjusted in connection with the recapitalization. All amounts in the table are presented on a consistent adjusted basis.
Note ii: Expected price volatility is estimated based on the daily historical stock price fluctuation data of the Company and guideline companies of the last five years before the grant date.

Schedule of expenses incurred on share-based payment transactions	Expenses incurred on share-based payment transactions are shown below:

	Years ended December 31,
	2023	2024	2025
Equity settled	$3,268	$2,774	$1,410

Schedule of illustrates movement for the company's share capital	Movements for the Company’s share capital are as follows:

		Perfect Class A Ordinary Shares		Perfect Class B Ordinary Shares		Total
	Note	Shares (in thousand)	Amount	Shares (in thousand)	Amount	Amount
At January 1, 2023		101,475	$10,147	16,789	$1,679	$11,826
Shares retired	(b)	(16,347)	(1,634)	—	—	(1,634)
At December 31, 2023	(a)	85,128	8,513	16,789	1,679	10,192
Shares retired	(b)	(68)	(7)	—	—	(7)
At December 31, 2024	(a)	85,060	8,506	16,789	1,679	10,185
At December 31, 2025		85,060	$8,506	16,789	$1,679	$10,185
(a)As of December 31, 2023, the Company’s authorized capital is $82,000 consisting of 700,000 thousand shares of Class A Ordinary Shares, 90,000 thousand shares of Class B Ordinary Shares, 30,000 thousand shares of classes reserved and may determine by Board of Directors. The paid-in capital was $10,192, consisting of 85,128 thousand Class A Ordinary Shares and 16,789 thousand Class B Ordinary Shares with a par value of $0.1 (in dollars) per share. All proceeds from shares issued have been collected.

As of December 31, 2024, the Company’s authorized capital is $82,000 consisting of 700,000 thousand shares of Class A Ordinary Shares, 90,000 thousand shares of Class B Ordinary Shares, 30,000 thousand shares of classes reserved and may determine by Board of Directors. The paid-in capital was $10,185, consisting of 85,060 thousand Class A Ordinary Shares and 16,789 thousand Class B Ordinary Shares with a par value of $0.1 (in dollars) per share. All proceeds from shares issued have been collected.
(b)On October 26, 2023, the Company completed the retirement of 191 thousand of Class A Ordinary shares. These retired shares were acquired as part of the share repurchase plan announced on May 4, 2023.
On November 29, 2023, a shareholder surrendered 27 thousand of Class A Ordinary shares for personal reason, and those ordinary shares were canceled.
On December 29, 2023, the Company completed the retirement of 16,129 thousand of Class A Ordinary shares. These retired shares were acquired from the tender offer announced on November 27, 2023.
On February 7, 2024, the Company completed the retirement of 68 thousand of Class A Ordinary shares. These retired shares were acquired as part of the share repurchase plan announced on May 4, 2023.
The reconciliation of the capital surplus due to shares repurchased and retired is provided in Note 6(16).

Schedule of capital surplus
The following tables illustrates the detail of capital surplus:

	December 31, 2024	December 31, 2025
Additional paid-in capital	$477,415	$477,415
Other:
Employees’ stock option cost	8,204	9,614
Retirement of treasury shares	27,371	27,371
Subtotal	35,575	36,985
	$512,990	$514,400

Schedule of revenue from contracts with customers	Revenue

	Years ended December 31,
	2023	2024	2025
Revenue from contracts with customers	$53,505	$60,202	$69,154

Schedule of disaggregation of revenue from contracts with customers	The Group derives revenue from the transfer of goods and services over time and at a point in time in the following geographical regions:

2023	United States	Americas_ Others	Europe	Asia-Pacific	Others	Total
Revenue from external customer contracts	$24,992	$4,937	$13,777	$8,553	$1,246	$53,505
Timing of revenue recognition:
At a point in time	$4,380	$1	$1,555	$1,530	$122	$7,588
Over time	20,612	4,936	12,222	7,023	1,124	45,917
	$24,992	$4,937	$13,777	$8,553	$1,246	$53,505

2024	United States	Americas_ Others	Europe	Asia-Pacific	Others	Total
Revenue from external customer contracts	$25,142	$6,669	$16,586	$10,109	$1,696	$60,202
Timing of revenue recognition:
At a point in time	$2,751	$119	$1,116	$1,858	$273	$6,117
Over time	22,391	6,550	15,470	8,251	1,423	54,085
	$25,142	$6,669	$16,586	$10,109	$1,696	$60,202

2025	United States	Americas_ Others	Europe	Asia-Pacific	Others	Total
Revenue from external customer contracts	$25,978	$8,285	$20,284	$12,021	$2,586	$69,154
Timing of revenue recognition:
At a point in time	$3,275	$156	$1,717	$2,250	$89	$7,487
Over time	22,703	8,129	18,567	9,771	2,497	61,667
	$25,978	$8,285	$20,284	$12,021	$2,586	$69,154
Note. “Americas_Others” includes North and South America, excluding the United States.
(b)Alternatively, the disaggregation of revenue could also be distinct as follows:

	Years ended December 31,
	2023	2024	2025
AR/AI cloud solutions and Subscription	$44,755	$53,795	$61,071
Licensing	7,546	5,220	5,308
Others	1,204	1,187	2,775
	$53,505	$60,202	$69,154

Schedule of contract assets and contract liabilities

	December 31, 2024	December 31, 2025
Contract assets:
Unbilled revenue	$977	$968
Contract liabilities:
Advance sales receipts	$17,218	$21,902

Schedule of revenue recognized that was included in contract liability balance at beginning of the period

	Years ended December 31,
	2023	2024	2025
Revenue recognized that was included in the contract liability balance at the beginning of the period
Advance sales receipts	$12,738	$15,270	$17,161

Schedule of interest income	Interest income

	Years ended December 31,
	2023	2024	2025
Interest income from bank deposits	$4,188	$5,799	$4,592
Interest income from financial assets at amortized cost	5,309	1,898	1,541
Others	1	11	1
	$9,498	$7,708	$6,134

Schedule of other income	Other income

	Years ended December 31,
	2023	2024	2025
Subsidy from government	$21	$34	$22
Others	12	21	6
	$33	$55	$28

Schedule of other gains and losses	Other gains and losses

	Years ended December 31,
	2023	2024	2025
Foreign exchange gains (losses)	$34	$(89)	$(265)
Gains on financial assets at fair value through profit or loss	—	—	51
Gains (losses) on financial liabilities at fair value through profit or loss	1,641	(227)	1,532
Others	—	—	1
	$1,675	$(316)	$1,319

Schedule of finance costs	Finance costs

	Years ended December 31,
	2023	2024	2025
Interest expense – lease liabilities	$15	$18	$16

Schedule of costs and expenses by nature	Costs and expenses by nature

	Years ended December 31,
	2023	2024	2025
Cost of goods sold	$3	$13	$—
Employee benefit expenses	27,956	28,237	31,782
Platform fees	8,708	11,671	13,997
Promotional fees	9,565	11,531	13,649
Professional service fees	6,888	4,748	3,278
Impairment loss on goodwill	—	—	1,965
Insurance expenses	2,102	1,417	1,066
Warranty cost	677	581	405
Depreciation of right-of-use assets	441	529	561
Depreciation of property, plant and equipment	197	218	310
Amortization of intangible assets	75	51	145
Expected credit losses	—	1,373	75
Others	2,553	2,976	3,649
	$59,165	$63,345	$70,882
Please refer to Note 6(9) for details of impairment loss on goodwill.

Schedule of employee benefit expenses	Employee benefit expenses

	Years ended December 31,
	2023	2024	2025
Wages and salaries	$21,263	$21,814	$26,660
Remuneration to directors	553	600	600
Employee insurance fees	1,349	1,409	1,487
Pension costs	707	754	855
Employee stock options	3,268	2,774	1,410
Other personnel expenses	816	886	770
	$27,956	$28,237	$31,782

Schedule of income tax expense

	Years ended December 31,
	2023	2024	2025
Current income tax:
Current tax expense recognized for the current period	$144	$1,076	$1,248
Tax on undistributed surplus earnings	—	—	73
Prior year income tax underestimation	—	6	242
Total current tax	144	1,082	1,563
Deferred income tax:
Origination and reversal of temporary differences	(29)	(1,817)	(469)
Total deferred income tax	(29)	(1,817)	(469)
Income tax expense (benefit)	$115	$(735)	$1,094

Schedule of reconciliation between income tax expense and accounting loss

	Years ended December 31,
	2023	2024	2025
Tax calculated based on profit (loss) before tax and statutory tax rate (Note i)	$(221)	$29	$(87)
Effects from items disallowed by tax regulation	18	24	54
Effects from non-deductible offshore income tax	6	6	11
Temporary difference not recognized as deferred income tax assets	702	94	389
Prior year income tax underestimation	—	6	242
Taxable loss not recognized as deferred income tax assets	1,732	1,842	925
Effect from investment tax credits (Note iii)	—	(357)	(480)
Change in assessment of realization of deferred income tax assets (Note ii)	(2,139)	(2,377)	(26)
Tax on undistributed earnings	—	—	73
Effects from other states apart from where United States subsidiary registered	8	8	8
Others	9	(10)	(15)
Income tax (benefit) expense	$115	$(735)	$1,094
Note i: As a Cayman Islands corporation, the Company’s domestic statutory income tax rate is 0.0%. Hence, there was no tax impact to the Company. The difference between the Company’s domestic statutory income tax rate and its income tax expense is due to the effect of the tax rates in the other jurisdictions in which the Group operates. The basis for computing the applicable tax rate are the rates applicable in the respective countries where the Group entities operate.
Note ii: The change in assessment of the realization of deferred income tax assets mainly consists of the use of net operating loss (NOL) and temporary difference. These temporary difference mainly consist of unrealized expenses, including stock-based payments, warranty provisions, and unused paid leave. The Taiwan subsidiary began generating profits in 2023 and fully utilized all loss carryforwards by 2024, and it's expected to remain profitable in the foreseeable future.
Note iii: The Taiwan subsidiary is profitable and has utilized part of the investment tax credits.

Schedule of statutory tax raters for significant jurisdictions
The following table illustrates the statutory tax rates for significant jurisdictions that the Company operates:

	Years ended December 31,
Jurisdictions	2023	2024	2025
United States (Federal/State)	21%/8.84%	21%/8.84%	21%/8.84%
Japan	34.60%	36.86%	34.60%
Taiwan	20%	20%	20%

Schedule of deferred income tax assets or liabilities as a result of temporary differences and tax losses	Amounts of deferred income tax assets or liabilities as a result of temporary differences and tax losses are as follows:

	2024
	January 1	Recognized in profit or loss	Net exchange differences	Business Combination	December 31
Deferred income tax assets:
– Temporary differences:
Unrealized expenses	$256	$1,820	$(26)	$—	$2,050
Allowance for bad debts	—	13	—	—	13
Unrealized exchange losses	—	(14)	—	—	(14)
Others	1	(2)	(1)	—	(2)
	$257	$1,817	$(27)	$—	$2,047

	2025
	January 1	Recognized in profit or loss	Net exchange differences	Business Combination	December 31
Deferred income tax assets:
– Temporary differences:
Unrealized expenses	$2,050	$217	$2	$—	$2,269
Allowance for bad debts	13	(12)	—	—	1
Unrealized exchange losses	(14)	2	—	—	(12)
Others	(2)	227	—	—	225
	$2,047	$434	$2	$—	$2,483
Deferred income tax liabilities:
– Temporary differences:
Unpatented technology	$—	$35	$—	$(523)	$(488)

Schedule of expiration dates of unused taxable losses and amounts of unrecognized deferred income tax assets	Expiration dates of unused taxable losses primarily originating from the losses of U.S. subsidiary, and amounts of unrecognized deferred income tax assets are as follows:

	December 31, 2025
Year incurred	Amount filed/assessed	Unused amount	Unrecognized deferred income tax assets	Expiry year
2016	$4,867	$4,043	$4,043	2036
2017	3,601	3,601	3,601	2037
2018	1,888	1,888	1,888	no expiration
2021	6,416	6,416	6,416	no expiration
2022	4,094	4,094	4,094	2027~no expiration
2023	9,355	9,342	9,342	2028~no expiration
2024	9,274	9,274	9,274	2029~no expiration
2025	2,980	2,980	2,980	2030~no expiration
	$42,475	$41,638	$41,638

Schedule of deductible temporary difference that are not recognized as deferred income tax assets	The amounts of deductible temporary difference that are not recognized as deferred income tax assets are as follows:

	December 31, 2024	December 31, 2025
Deductible temporary differences	$769	$7,385

Schedule of earnings (losses) per share

	Year ended December 31, 2023
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Earnings per share (in dollars)
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$5,416	118,024	$0.05
Dilutive earnings per share
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$5,416	118,024	$0.05

	Year ended December 31, 2024
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Earnings per share (in dollars)
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$5,021	101,849	$0.05
Dilutive earnings per share
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$5,021	101,849	$0.05

	Year ended December 31, 2025
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Earnings per share (in dollars)
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$4,643	101,849	$0.05
Dilutive earnings per share
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$4,643	101,849	$0.05

Schedule of instruments with potential future dilutive effect not included in calculation of diluted earnings per share	As of December 31, 2024 and 2025, the potentially dilutive instruments are as follows:

	December 31, 2024	December 31, 2025
Potentially dilutive instruments (shares in thousands)
Warrant liabilities	20,850	20,850
Employee stock options	3,877	3,698
Shareholder Earnout	10,000	10,000
Sponsor Earnout	1,176	1,176
	35,903	35,724

Schedule of changes in liabilities from financing activities	Changes in liabilities from financing activities

	2023
	Non-current financial liabilities at fair value through profit or loss	Lease liabilities (including current portion)	Liabilities from financing activities-gross
At January 1	$3,207	$338	$3,545
Changes in cash flow from financing activities	—	(435)	(435)
Change in fair value through profit and loss	(1,641)	—	(1,641)
Changes in other non-cash items – additions	—	1,012	1,012
Changes in other non-cash items – lease modification	—	(47)	(47)
At December 31	$1,566	$868	$2,434

	2024
	Non-current financial liabilities at fair value through profit or loss	Lease liabilities (including current portion)	Liabilities from financing activities-gross
At January 1	$1,566	$868	$2,434
Changes in cash flow from financing activities	—	(525)	(525)
Change in fair value through profit and loss	227	—	227
Changes in other non-cash items – additions	—	167	167
At December 31	$1,793	$510	$2,303

	2025
	Non-current financial liabilities at fair value through profit or loss	Lease liabilities (including current portion)	Liabilities from financing activities-gross
At January 1	$1,793	$510	$2,303
Changes in cash flow from financing activities	—	(562)	(562)
Change in fair value through profit and loss	(1,374)	—	(1,374)
Changes in other non-cash items – additions	—	743	743
Changes in other non-cash items – lease modification	—	(8)	(8)
At December 31	$419	$683	$1,102

Schedule of detailed information about business combination	The following table summarizes the consideration paid for Wannaby and the fair values of the assets acquired and liabilities assumes at the acquisition date:

January 7, 2025
Purchase consideration
Cash paid	$6,473
Contingent consideration-Earnout liabilities (Note)	158
6,631
Fair value of the identifiable assets acquired and liabilities assumed
Cash	492
Accounts receivable	221
Other receivables	50
Other current assets	51
Property, plant and equipment	28
Intangible assets	1,760
Guarantee deposits paid	5
Current contract liabilities	(115)
Other payables	(77)
Deferred income tax liabilities	(523)
Total identifiable net assets	1,892
Goodwill	$4,739
Note. No later than April 30, 2026, the Group shall pay Farfetch, Inc. an earnout based on defined revenue for the year ended December 31, 2025, not exceeding $500. As the defined revenue for the year ended December 31, 2025 was not achieved, the Group determined that no earnout would be payable and therefore reversed the related contingent consideration liability to zero. Please refer to Note 6(10) for details of gains (losses) on financial liabilities at fair value through profit or loss.

Year ended December 31, 2025
Cash and cash equivalent balances acquired	$492
Cash paid	(6,473)
Net cash outflow	$(5,981)